Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Regulatory Capital Requirements

19.         Regulatory Capital Requirements

TWL, DW and TWD are subject to the Uniform Net Capital Rule 15c3-1 under the Securities Exchange Act of 1934. TEL is subject to certain financial resource requirements with the FCA in the UK and TWJ are subject to certain financial resource requirements with the FCA in Japan.

At December 31, 2018 and December 31, 2017, the regulatory capital requirements and regulatory capital for TWL, DW, TWD, TEL and TWJ were as follows (in thousands):

Predecessor	TWL	DW	TWD	TEL	TWJ
As of December 31, 2017
Regulatory Capital	$22,551	$35,546	$16,965	$31,509	$5,326
Regulatory Capital Requirement	1,589	1,612	378	18,034	961
Excess Regulatory Capital	$20,962	$33,934	$16,587	$13,475	$4,365

Successor	TWL	DW	TWD	TEL	TWJ
As of December 31, 2018
Regulatory Capital	$18,986	$41,164	$24,042	$46,157	$10,592
Regulatory Capital Requirement	2,698	1,803	599	17,493	3,413
Excess Regulatory Capital	$16,288	$39,361	$23,443	$28,664	$7,179

As SEFs, TW SEF and DW SEF are required to maintain adequate financial resources and liquid financial assets in accordance with CFTC regulations. The required and maintained financial resources and liquid financial assets at December 31, 2018 and December 31, 2017 are as follows (in thousands):

	Successor		Predecessor
	As of December 31, 2018		As of December 31, 2017
	TW SEF	DW SEF	TW SEF	DW SEF
Financial Resources	$31,232	$17,837	$23,349	$20,069
Required Financial Resources	10,500	5,169	10,500	5,875
Excess Financial Resources	$20,732	$12,668	$12,849	$14,194

Liquid Financial Assets	$16,662	$11,888	$14,084	$13,865
Required Liquid Financial Assets	5,250	2,585	5,250	2,893
Excess Liquid Financial Assets	$11,412	$9,303	$8,834	$10,972